ACCRUED AND OTHER LIABILITIES (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Supplier Finance Program [Line Items]
Accrued expenses and other liabilities	$ 672,727	$ 701,844	$ 219,815
Attorney fees payable	125,000		56,957
Credit card payable	18,533		53,240
Insurance premium	134,225	187,198
Professional Service Accruals and Insurance Premiums [Member]
Supplier Finance Program [Line Items]
Accrued expenses and other liabilities		701,844	219,815
Previously Reported [Member]
Supplier Finance Program [Line Items]
Accrued expenses and other liabilities		701,844	$ 219,815
Attorney fees payable
Credit card payable
Insurance premium		$ 187,198
Minimum [Member]
Supplier Finance Program [Line Items]
Professional fee	29,117
Audit fees payable	33,033
Increase decrease in other payable	169,734
Insurance premium	134,225
Maximum [Member]
Supplier Finance Program [Line Items]
Audit fees payable	176,400
Increase decrease in other payable	372,591
Insurance premium	$ 187,198